Accounting Policies	6 Months Ended
Jun. 30, 2020
Disclosure of significant accounting policies [Abstract]
Accounting Policies	1. ACCOUNTING POLICIES
The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.
The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard (IAS) 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (IASB) and adopted by the European Union, and the Disclosure Guidance and Transparency Rules sourcebook of the Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK plc (the Santander UK group) for the year ended 31 December 2019 which were prepared in accordance with International Financial Reporting Standards as adopted by the European Union. Those Consolidated Financial Statements were also prepared in accordance with International Financial Reporting Standards as issued by the IASB including interpretations issued by the IFRS Interpretations Committee (IFRIC) of the IASB (together IFRS). The Santander UK group has also complied with its legal obligation to comply with International Financial Reporting Standards as adopted by the European Union as there are no applicable differences between the two frameworks for the periods presented.
The same accounting policies, presentation and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the presentation of the Santander UK group’s 2019 Annual Report.
At 30 June 2020, for the Santander UK group, there were no significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective or which have otherwise not been early adopted where permitted.
Going concern
In light of the current economic uncertainty, the Directors updated their going concern assessment in preparing these Condensed Consolidated Interim Financial Statements. After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date of this report and, therefore, having reassessed the principal risks and uncertainties, the Directors consider it appropriate for the Condensed Consolidated Interim Financial Statements to be prepared on a going concern basis.
In making their going concern assessment in connection with preparing the Condensed Consolidated Interim Financial Statements, the Directors considered a wide range of information that included Santander UK’s long-term business and strategic plans, forecasts and projections, estimated capital, funding and liquidity requirements, contingent liabilities and the reasonably possible changes in trading performance arising from potential economic, market and product developments. The Directors' assessment specifically considered the impacts of Covid-19, including for the following areas:
–Economic scenarios: These underpin our IFRS 9 ECL impairment allowances and are discussed in detail in the Credit risk section of the Risk review. The Directors reviewed the economic scenarios, revised as a result of Covid-19, to ensure that they captured the wide range of potential outcomes for the UK economy. These include a re-emergence of the virus and further lockdown measures being imposed, a slower recovery that is more akin to the ‘U’ shape of past recessions, and hysteresis effects caused by higher and longer unemployment rates.
–Liquidity: Although the key aim of the UK Government financial support measures introduced in H120 was to limit damage to the wider economy from Covid-19, they had the side-effect of reducing any potential liquidity risks arising due to Covid-19. Although Covid-19 did not trigger a liquidity stress, its immediate negative impacts on liquidity, such as the drawing of committed credit and liquidity facilities, were largely offset by deposits from those same drawings as corporates reduced their spending. Similarly, the impact of the initial effective shutdown of the mortgage market and the payment holidays granted to customers was offset by better than expected retail deposit balances as customers reduced their spending.
–Capital: Santander UK remains strongly capitalised and Covid-19 did not trigger a capital stress. As part of the Bank of England Interim Financial Stability Report (May 2020), the PRA developed a desktop stress scenario, which had less of an impact over the first two years of the scenario on the core banking system than their 2019 Stress Test, where our CET1 drawdown was the lowest across UK banks and we exceeded CET1 capital ratio and Tier 1 Leverage ratio hurdle rates across the projection horizon. In line with other UK banks, we also announced that we will not pay quarterly or interim dividends, or make share buybacks on ordinary shares until the end of 2020.
–Customers: Santander UK has supported many thousands of individuals and businesses affected by Covid-19 with a range of measures, including payment holidays on mortgages, personal loans and credit cards as well as taking an active part in UK Government loan schemes to help businesses. We are working with those customers who took a payment holiday to understand their individual situations and help them resume payments.
–Operations: All our operations continue to operate effectively with a significant majority of staff working from home and the majority of branches remaining open and returning to more normal hours. The current operating model could be sustained indefinitely with additional resilience being continuously implemented and is not affecting our ability to operate all our services, or raising concerns about our Business Continuity Planning, and
–Key suppliers: Suppliers are being closely monitored in line with our Third Party Risk Management Framework. No significant service issues have been reported across our cohort of critical suppliers, and no material issues have been reported across our broader (non-critical) supply chain. Isolated supplier impacts have been seen, but these are being managed.
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the Condensed Consolidated Interim Financial Statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the Condensed Consolidated Interim Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions.
In the course of preparing the Condensed Consolidated Interim Financial Statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about credit impairment losses, provisions, contingent liabilities and pensions.
There have been no significant changes in the basis upon which judgements and accounting estimates have been determined compared to that applied in the 2019 Annual Report, except as described below. Management have considered the impact of Covid-19 on critical judgements and accounting estimates.
a) Credit impairment allowance
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make a number of judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition.
The impact of Covid-19 has increased the uncertainty around ECL impairment calculations, and has required management to make additional judgements and accounting estimates that affect the reported amount of assets and liabilities at the reporting date and the reported amount of income and expenses during the reporting period. The key additional judgements arising from the impact of Covid-19 mainly reflect the increased uncertainty around forward-looking economic information and the need for additional post model adjustments.
Key areas of judgement in accounting estimates
The key judgements made by management in applying the ECL impairment methodology are set out below.
–Definition of default
–Forward-looking information
–Probability weights
–SICR
–Post model adjustments.
For more on each of these key judgements, including the impact of Covid-19 on them, see the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
The Santander UK group operates a number of defined benefit pension schemes as described in Note 28 of the Consolidated Financial Statements in the 2019 Annual Report.
Key areas of judgement in accounting estimates
In H120 management amended the general price inflation assumptions to reflect the expectation that the Retail Price Index would be brought in line with the Consumer Price Index from 2030. For more see the ‘Actuarial assumptions’ section in Note 24.
Sensitivity of defined benefit pension scheme estimates
Detailed disclosures on the actuarial assumption sensitivities of the schemes can be found in the ‘Actuarial assumption sensitivities’ section of Note 24.